Annual Fund Operating Expenses - Invesco VI American Value Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.90%
Series II
Operating Expenses:
Management Fees	0.69%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.15%

[1]	"Management Fees” have been restated to reflect current fees.